Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	1-14978
Entity Registrant Name	Smith & Nephew plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Building 5, Croxley Park, Hatters Lane
Entity Address, City or Town	Watford
Entity Address, Country	GB
Entity Address, Postal Zip Code	WD18 8YE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG LLP
Auditor Firm ID	1118
Auditor Location	London, United Kingdom
Entity Common Stock, Shares Outstanding	885,190,622
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0000845982
Amendment Flag	false
Business Contact [Member]
Document and Entity Information
Entity Address, Address Line One	Building 5, Croxley Park, Hatters Lane
Entity Address, City or Town	Watford
Entity Address, Postal Zip Code	WD18 8YE
City Area Code	1923
Local Phone Number	477100
Contact Personnel Name	Smith & Nephew plc
Contact Personnel Email Address	enquiries@smith-nephew.com
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares
Trading Symbol	SNN
Security Exchange Name	NYSE
Ordinary Shares
Document and Entity Information
Title of 12(b) Security	Ordinary Shares of 20¢ each
No Trading Symbol Flag	true
2.032% Notes due 2030
Document and Entity Information
Title of 12(b) Security	2.032% Notes due 2030
Trading Symbol	SNN 30
Security Exchange Name	NYSE